Income Taxes - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate, percent	31.23%	31.23%	31.23%
Income (loss) before income taxes	€ 23,290	€ (253,133)	€ 37,690
Effective tax rate	54.00%	3.40%	55.70%
Share-based compensation	€ 17,300	€ 15,100	€ 19,900
Impact of non-deductible share-based compensation on effective tax rate	23.10%	(1.90%)	16.50%
Goodwill impairment loss		€ 207,600
Impact of non-deductible impairment expense on goodwill on effective tax rate		(25.60%)
Income tax effect resulting from weekengo asset deal transaction	€ 1,938	€ 0	€ 0
Current tax expense	3,730	(245)	€ 19,078
NOLs carryforwards	5,665	11,840
Decrease in NOL	6,100
Net operating loss carryforwards	1,400
Increase in valuation allowance	900
Undistributed earnings of foreign subsidiaries	1,700	€ 100
Undistributed earnings in domestic subsidiaries	€ 10
German
Operating Loss Carryforwards [Line Items]
Undistributed earnings in domestic subsidiaries percentage	0.05
Percentage of tax exempt capital gains on sale of participations	0.95
weekengo Gmbh
Operating Loss Carryforwards [Line Items]
Deferred tax expense	€ 1,300
Current tax expense	600
Increase in valuation allowance	€ 800